Other Intangible Assets (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 457,963	$ 477,301
Accumulated Amortization	(350,689)	(335,179)
Net Book Value	107,274	142,122
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	299,100	304,601
Accumulated Amortization	(236,375)	(220,420)
Net Book Value	62,725	84,181
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	10,127	19,708
Accumulated Amortization	(5,752)	(14,279)
Net Book Value	4,375	5,429
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	26,212	27,248
Accumulated Amortization	(19,067)	(18,245)
Net Book Value	7,145	9,003
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	102,984	106,203
Accumulated Amortization	(70,353)	(63,435)
Net Book Value	32,631	42,768
Capitalized Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19,540	19,541
Accumulated Amortization	(19,142)	(18,800)
Net Book Value	$ 398	$ 741